Average Annual Total Returns - FidelityDividendGrowthFund-KPRO - FidelityDividendGrowthFund-KPRO - Fidelity Dividend Growth Fund	Sep. 29, 2023
Fidelity Dividend Growth Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(11.63%)
Past 5 years	6.76%
Past 10 years	10.23%
SP001
Average Annual Return:
Past 1 year	(18.11%)
Past 5 years	9.42%
Past 10 years	12.56%
IXWJP
Average Annual Return:
Past 1 year	(7.75%)
Past 5 years	10.26%
Past 10 years	13.04%